Income taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of loss before income taxes

Loss before income taxes were comprised of the following:

	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
Domestic (Singapore)	$(363,774)	$54,675
Foreign	(488,642)	(1,260,645)
Total loss before income taxes	$(852,416)	$(1,205,970)

Schedule of provision for income taxes

The provision (benefit) for income taxes consisted of the following:

	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
Current
Domestic (Singapore)	$3,580	$13,727
Foreign	-	-
Total Current	3,580	13,727
Deferred
Domestic (Singapore)	-	-
Foreign	(59,046)	(18,001)
Total Deferred	(59,046)	(18,001)
Income taxes benefit	$(55,466)	$(4,274)

Schedule of deferred tax assets and liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	June 30, 2026	December 31, 2025
	(Unaudited)
Deferred Tax Assets
Valuation allowance for credit losses	$434	$437
Net operating loss carry forwards	873,627	820,114
Lease liabilities	59,969	21,002
Less: valuation allowance*	(875,138)	(821,521)
Total deferred tax assets, net	$58,892	$20,032

Deferred Tax Liabilities
Right of use assets	$(58,892)	$(20,032)
Amortization of intangible assets	(22,032)	(81,079)
Total deferred tax liabilities	(80,924)	(101,111)
Deferred tax liabilities, net	$(22,032)	$(81,079)

*	The valuation allowance on all deferred tax assets increased by $53,617 from December 31, 2025 to June 30, 2026.

Schedule of income taxes paid, net of refunds

The following table presents income taxes paid, net of refunds, disaggregated by jurisdiction for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2025
	(Unaudited)	(Unaudited)
Singapore	$32,418	$28,943
Foreign	-	-
Total tax provision	$32,418	$28,943

Schedule of taxes payable	Taxes payable consist of the following:
	June 30, 2026	December 31, 2025
	(Unaudited)
GST taxes payable	$88,400	$75,299
Income taxes payable	13,324	10,222
Totals	$101,724	$85,521